Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000134182 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	43.50%
C000134182 | 464288257 | iShares MSCI ACWI ETF
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000134182 | 81369Y803 | State Street Technology Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000134182 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000134182 | 25460E190 | Direxion Daily S&P 500 Bear 3X ETF
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000134182 | 81369Y605 | State Street Financial Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000134182 | 81369Y407 | State Street Consumer Discretionary Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000134182 | 81369Y209 | State Street Health Care Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000134182 | 464287697 | iShares U.S. Utilities ETF
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000134182 | 81369Y704 | State Street Industrial Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000134182 | Equities25460E190
Holdings [Line Items]
Percent of Total Investments	56.00%
C000134182 | Specialty06748M196
Holdings [Line Items]
Percent of Total Investments	0.50%
C000134182 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	43.50%
C000134182 | Specialty
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000134182 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	43.50%
C000134182 | Equity
Holdings [Line Items]
Percent of Net Asset Value	56.00%
C000145676 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	43.50%
C000145676 | 464288257 | iShares MSCI ACWI ETF
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000145676 | 81369Y803 | State Street Technology Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000145676 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000145676 | 25460E190 | Direxion Daily S&P 500 Bear 3X ETF
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000145676 | 81369Y605 | State Street Financial Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000145676 | 81369Y407 | State Street Consumer Discretionary Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000145676 | 81369Y209 | State Street Health Care Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000145676 | 464287697 | iShares U.S. Utilities ETF
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000145676 | 81369Y704 | State Street Industrial Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000145676 | Equities25460E190
Holdings [Line Items]
Percent of Total Investments	56.00%
C000145676 | Specialty06748M196
Holdings [Line Items]
Percent of Total Investments	0.50%
C000145676 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	43.50%
C000145676 | Specialty
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000145676 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	43.50%
C000145676 | Equity
Holdings [Line Items]
Percent of Net Asset Value	56.00%
C000134183 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	43.50%
C000134183 | 464288257 | iShares MSCI ACWI ETF
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000134183 | 81369Y803 | State Street Technology Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000134183 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000134183 | 25460E190 | Direxion Daily S&P 500 Bear 3X ETF
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000134183 | 81369Y605 | State Street Financial Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000134183 | 81369Y407 | State Street Consumer Discretionary Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000134183 | 81369Y209 | State Street Health Care Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000134183 | 464287697 | iShares U.S. Utilities ETF
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000134183 | 81369Y704 | State Street Industrial Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000134183 | Equities25460E190
Holdings [Line Items]
Percent of Total Investments	56.00%
C000134183 | Specialty06748M196
Holdings [Line Items]
Percent of Total Investments	0.50%
C000134183 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	43.50%
C000134183 | Specialty
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000134183 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	43.50%
C000134183 | Equity
Holdings [Line Items]
Percent of Net Asset Value	56.00%
C000134180 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000134180 | 46641Q837 | JPMorgan Ultra-Short Income ETF
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000134180 | 46436E718 | iShares 0-3 Month Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000134180 | 464287457 | iShares 1-3 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000134180 | 464288679 | iShares 0-1 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000134180 | 92206C102 | Vanguard Short-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000134180 | 464287432 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000134180 | 78464A664 | SPDR Portfolio Long Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000134180 | 92206C847 | Vanguard Long-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000134180 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	22.90%
C000134180 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000134180 | Fixed Income - Other464288679
Holdings [Line Items]
Percent of Total Investments	77.10%
C000134180 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	93.10%
C000134181 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000134181 | 46641Q837 | JPMorgan Ultra-Short Income ETF
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000134181 | 46436E718 | iShares 0-3 Month Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000134181 | 464287457 | iShares 1-3 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000134181 | 464288679 | iShares 0-1 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000134181 | 92206C102 | Vanguard Short-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000134181 | 464287432 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000134181 | 78464A664 | SPDR Portfolio Long Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000134181 | 92206C847 | Vanguard Long-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000134181 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	22.90%
C000134181 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000134181 | Fixed Income - Other464288679
Holdings [Line Items]
Percent of Total Investments	77.10%
C000134181 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	93.10%